Prepayments and other assets - Allowance for Doubtful Advances (Details) - Allowance for doubtful advances - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Movement in the allowance for doubtful advances:
Balance at the beginning of the year	₨ 9,630	₨ 12,047
Provisions accrued during the year	10,299	9,165
Amount written off during the year	(3,695)	(11,582)
Balance at the end of the year	₨ 16,234	₨ 9,630